CONVERTIBLE NOTES PAYABLE, IN DEFAULT	Sep. 30, 2025
December 31, 2024
CONVERTIBLE NOTES PAYABLE, IN DEFAULT

NOTE 4 – CONVERTIBLE NOTES PAYABLE, IN DEFAULT

Convertible notes payable is comprised of a promissory note issued to an unrelated individual with a principal amount of $45,000 as of both December 31, 2024 and 2023. Principal and accrued interest were originally due in July 2018, and the note is currently in default. The note bears interest at a rate of 18% per annum, accrues monthly, and is unsecured.

The note, together with all unpaid accrued interest, is automatically convertible in full upon the closing of a qualified financing. A qualified financing is defined as an equity financing resulting in gross proceeds to the Company of at least $750,000 (including the conversion of this note and other debt). Upon a qualified financing, the conversion price would be equal to 100% of the per share price paid by investors in the financing, subject to the following valuation adjustments: (i) if the Company’s valuation associated with the qualified financing is less than $15,000,000, the conversion price shall be based on a $15,000,000 valuation; and (ii) if the valuation exceeds $30,000,000, the conversion price shall be based on a $30,000,000 valuation.

Interest expense related to the convertible note was $8,123 and $8,099 for the year ended December 31, 2024 and 2023, respectively. Accrued interest was $60,517 and $52,394 as of December 31, 2024 and 2023, respectively.

September 30, 2025
CONVERTIBLE NOTES PAYABLE, IN DEFAULT

NOTE 4 – CONVERTIBLE NOTES PAYABLE, IN DEFAULT

Convertible notes payable is comprised of a promissory note issued to an unrelated individual with a principal amount of $45,000 as of September 30, 2025 and December 31, 2024. Principal and accrued interest were originally due in July 2018, and the note is currently in default. The note bears interest at a rate of 18% per annum, accrues monthly, and is unsecured.

The note, together with all unpaid accrued interest, is automatically convertible in full upon the closing of a qualified financing. A qualified financing is defined as an equity financing resulting in gross proceeds to the Company of at least $750,000 (including the conversion of this note and other debt). Upon a qualified financing, the conversion price would be equal to 100% of the per share price paid by investors in the financing, subject to the following valuation adjustments: (i) if the Company’s valuation associated with the qualified financing is less than $15,000,000, the conversion price shall be based on a $15,000,000 valuation; and (ii) if the valuation exceeds $30,000,000, the conversion price shall be based on a $30,000,000 valuation.

Interest expense related to the convertible note was $6,058 and $6,082 for the nine months ended September 30, 2025 and 2024, respectively, and $2,042 for each of the three months ended September 30, 2025 and 2024, respectively. Accrued interest was $66,575 and $60,517 as of September 30, 2025 and December 31, 2024, respectively.